Events Occurring After the Reporting Date - Additional Information (Detail)				12 Months Ended
	Sep. 29, 2021 EUR (€)	Sep. 29, 2021 AUD ($)	Jul. 26, 2021 shares	Jun. 30, 2021 shares	Jul. 23, 2021 shares	Jun. 30, 2020 shares
Credit d'Impot Recherche scheme [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceed from research and development tax incentive	€ 2,126,617	$ 3,431,000
Issued capital [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				260,521,997		148,769,070
Tranche Two Placement [Member] | Issued capital [member]
Disclosure of non-adjusting events after reporting period [line items]
Share placement				89,000,000.0
Tranche One Placement [Member] | Issued capital [member]
Disclosure of non-adjusting events after reporting period [line items]
Share placement				26,400,000
Non Adjusting Events After Reporting Period [Member] | Share Purchase Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued					13,800,000
Non Adjusting Events After Reporting Period [Member] | Tranche Two Placement [Member] | Issued capital [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares placement issued during period approved by shareholders			89,000,000.0
Non Adjusting Events After Reporting Period [Member] | Tranche One Placement [Member] | Issued capital [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares placement ratified			26,400,000